Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2016
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information
Supplemental cash flow information is as follows:

	Years Ended December 31,
	2016	2015	2014
		(In thousands)
Income tax refunds received	$3,838	$4,068	$12,681
Income taxes paid	(26,587)	(24,960)	(25,308)
Interest paid, net of amount capitalized	(87,076)	(91,496)	(70,915)